Income Taxes - Components of Deferred Tax Assets (Liabilities) (Details) - Tradeweb Markets LLC - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Successor
Components of deferred tax assets (liabilities)
Net operating losses	$ 6,810
Goodwill and intangible assets	(28,799)
Other	2,362
Deferred Tax Liabilities, Net, Total	$ (19,627)
Predecessor
Components of deferred tax assets (liabilities)
Net operating losses		$ 8,966
Goodwill and intangible assets		(2,146)
Total deferred tax assets, net		$ 6,820